Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.30325%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$921,836.69

Principal:
Principal Collections	$14,491,309.79
Prepayments in Full	$5,794,509.86
Liquidation Proceeds	$187,856.71
Recoveries	$113,731.56
Sub Total	$20,587,407.92
Collections	$21,509,244.61

Purchase Amounts:
Purchase Amounts Related to Principal	$371,083.31
Purchase Amounts Related to Interest	$1,473.20
Sub Total	$372,556.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,881,801.12

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,881,801.12
Servicing Fee	$266,623.87	$266,623.87	$0.00	$0.00	$21,615,177.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,615,177.25
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,615,177.25
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,615,177.25
Interest - Class A-3 Notes	$42,942.75	$42,942.75	$0.00	$0.00	$21,572,234.50
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$21,397,657.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,397,657.67
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$21,303,698.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,303,698.67
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$21,235,833.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,235,833.25
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$21,152,613.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,152,613.67
Regular Principal Payment	$19,959,729.01	$19,959,729.01	$0.00	$0.00	$1,192,884.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,192,884.66
Residual Released to Depositor	$0.00	$1,192,884.66	$0.00	$0.00	$0.00
Total		$21,881,801.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,959,729.01
Total					$19,959,729.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,959,729.01	$33.96	$42,942.75	$0.07	$20,002,671.76	$34.03
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$19,959,729.01	$10.62	$462,563.58	$0.25	$20,422,292.59	$10.87

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$44,423,536.31	0.0755759	$24,463,807.30	0.0416193
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$305,983,536.31	0.1628126	$286,023,807.30	0.1521921

Pool Information
Weighted Average APR	3.509%	3.520%
Weighted Average Remaining Term	25.21	24.44
Number of Receivables Outstanding	31,870	30,843
Pool Balance	$319,948,638.02	$298,858,133.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$305,983,536.31	$286,023,807.30
Pool Factor	0.1648032	0.1539396

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$12,834,325.84
Targeted Overcollateralization Amount	$12,834,325.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,834,325.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		117	$245,745.21
(Recoveries)		182	$113,731.56
Net Loss for Current Collection Period			$132,013.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4951%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5153%
Second Prior Collection Period			1.1530%
Prior Collection Period			0.4737%
Current Collection Period			0.5120%
Four Month Average (Current and Prior Three Collection Periods)			0.6635%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,728	$16,860,133.17
(Cumulative Recoveries)			$2,875,915.41
Cumulative Net Loss for All Collection Periods			$13,984,217.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7203%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,943.46
Average Net Loss for Receivables that have experienced a Realized Loss			$2,441.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.94%	440	$5,812,037.95
61-90 Days Delinquent	0.24%	49	$712,514.28
91-120 Days Delinquent	0.04%	8	$122,325.66
Over 120 Days Delinquent	0.34%	62	$1,027,223.94
Total Delinquent Receivables	2.57%	559	$7,674,101.83

Repossession Inventory:
Repossessed in the Current Collection Period		8	$140,862.51
Total Repossessed Inventory		21	$345,457.43

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3946%
Prior Collection Period			0.3420%
Current Collection Period			0.3858%
Three Month Average			0.3741%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer